Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013	Feb. 22, 2011
Debt Instrument [Line Items]
Debt outstanding	$ 430,000	$ 525,165	$ 526,665
Current installments		(1,500)	(1,500)
Long-term debt, less current installments, net of unamortized discount	428,976	484,177	469,550
New Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt outstanding	430,000
Unamortized debt discount	(1,024)
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt outstanding		144,375	145,875
Unamortized debt discount		(550)	(796)
Senior Notes [Member]
Debt Instrument [Line Items]
Debt outstanding		200,000	200,000
Senior Discount Notes [Member]
Debt Instrument [Line Items]
Debt outstanding		180,790	180,790	180,790
Unamortized debt discount		$ (38,938)	$ (54,819)